GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.54%
3,190,400	Aneka Tambang Tbk(a)	$ 540,308
5,476	Anglo American Platinum Ltd	751,939
165,584	Anglo American PLC	8,603,031
50,051	CAP SA(a)	776,083
100,400	Cia Siderurgica Nacional SA(a)	547,439
71,325	Foosung Co Ltd	1,145,977
33,955	Gold Fields Ltd Sponsored ADR	524,944
262,000	Grupo Mexico SAB de CV	1,564,228
47,300	Guangzhou Tinci Materials Technology Co Ltd Class A	694,553
178,500	Harmony Gold Mining Co Ltd Sponsored ADR	897,855
192,419	Hindalco Industries Ltd(a)	1,435,566
71,135	Impala Platinum Holdings Ltd	1,094,932
330,289	Industries Qatar QSC	1,721,541
14,104	KGHM Polska Miedz SA	572,790
4,751	Kumho Petrochemical Co Ltd(a)	602,120
636,024	National Aluminium Co Ltd	1,013,125
54,775	Northam Platinum Holdings Ltd(a)	817,473
861,400	Petronas Chemicals Group Bhd	1,966,690
28,045	SABIC Agri-Nutrients Co	1,353,191
226,510	Sappi Ltd(a)	882,013
55,961	Sasol Ltd(a)	1,352,917
21,365	Saudi Arabian Mining Co(a)	758,543
145,310	Saudi Basic Industries Corp	5,050,506
263,792	Sibanye Stillwater Ltd	1,060,701
9,800	Sociedad Quimica y Minera de Chile SA Sponsored ADR	838,880
60,301	SRF Ltd(a)	2,115,669
44,006	Tata Steel Ltd(a)	752,832
330,200	Vale SA(a)	6,624,737
432,340	Vedanta Ltd	2,283,182
		48,343,765
Communications — 14.24%
47,963	Affle India Ltd(a)	788,934
7,519	AfreecaTV Co Ltd(a)	911,267
282,700	Alibaba Group Holding Ltd(a)	3,857,926
67,197	Alibaba Group Holding Ltd Sponsored ADR(a)	7,311,034
2,417,300	America Movil SAB de CV Series L	2,560,709
15,747	Baidu Inc Sponsored ADR(a)	2,083,328
248,974	East Money Information Co Ltd Class A	986,195
171,864	Emirates Telecommunications Group Co PJSC	1,730,709
55,216	Hellenic Telecommunications Organization SA(a)	998,428
284,656	JD.com Inc Class A(a)	8,088,470
171,555	KT Corp(a)	5,024,925
495,800	Meituan Class B(a)	9,392,406
6,997	MercadoLibre Inc(a)	8,322,792
126,752	MTN Group Ltd(b)	1,640,060
Shares		Fair Value
Communications — (continued)
33,492	Naspers Ltd Class N	$ 3,782,664
21,567	NHN Corp(a)	650,619
9,130	Pinduoduo Inc ADR(a)	366,204
18,651	Saudi Research & Media Group(a)	1,245,291
10,740,100	Telkom Indonesia Persero Tbk PT	3,416,989
584,900	Tencent Holdings Ltd	26,960,582
111,262	Vodacom Group Ltd	1,218,267
		91,337,799
Consumer, Cyclical — 6.40%
174,949	Arriyadh Development Co	1,283,093
5,128,800	Astra International Tbk PT	2,347,918
1,860,000	Bosideng International Holdings Ltd(b)	861,816
70,500	BYD Co Ltd Class H	1,960,978
580,000	China Airlines Ltd(a)	530,485
214,000	China Meidong Auto Holdings Ltd	813,304
632,000	China Yongda Automobiles Services Holdings Ltd	682,791
554,800	Com7 PCL NVDR	714,066
36,500	Ecovacs Robotics Co Ltd Class A	622,986
195,645	Eicher Motors Ltd	6,309,178
188,633	Falabella SA(a)	602,940
192,800	Haier Smart Home Co Ltd Class H	616,475
24,391	Hankook Tire & Technology Co Ltd(a)	673,433
63,415	Kia Corp	3,840,928
26,554	Leejam Sports Co JSC	888,737
9,081	LG Electronics Inc(a)	893,237
26,324	Li Auto Inc ADR(a)	679,422
338,500	Li Ning Co Ltd	2,874,325
417,640	Midea Group Co Ltd Class A	3,725,043
56,604	MultiChoice Group	510,279
44,730	NIO Inc ADR(a)	941,566
86,840	Oppein Home Group Inc Class A	1,597,410
1,367	Page Industries Ltd	776,055
1,010,900	Wal-Mart de Mexico SAB de CV	4,142,708
696,000	Yadea Group Holdings Ltd(c)	1,066,173
159,500	Zhongsheng Group Holdings Ltd	1,121,482
		41,076,828
Consumer, Non-Cyclical — 8.54%
341,300	Arca Continental SAB de CV	2,316,344
838,321	Cencosud SA	1,651,497
382,000	China Feihe Ltd(c)	376,093
1,553,000	China Mengniu Dairy Co Ltd	8,326,257
4,339,000	China Modern Dairy Holdings Ltd	699,399
45,787	Chongqing Brewery Co Ltd Class A(a)	768,338

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
6,213,800	Chularat Hospital PCL NVDR	$ 721,361
167,394	Cipla Ltd(a)	2,241,248
20,684	Coca-Cola Femsa SAB de CV Sponsored ADR	1,136,586
79,924	Coca-Cola Icecek AS(a)	637,010
1,624,000	COFCO Joycome Foods Ltd	718,607
2,504,000	CSPC Pharmaceutical Group Ltd	2,869,199
42,073	Dr Reddy's Laboratories Ltd(a)	2,380,648
187,215	Hindustan Unilever Ltd(a)	5,036,882
176,600	Inner Mongolia Yili Industrial Group Co Ltd Class A	1,022,988
392,080	International Container Terminal Services Inc	1,698,520
792,345	Jiangsu Hengrui Medicine Co Ltd(a)	4,580,983
6,019,000	Kalbe Farma Tbk PT	674,717
22,600	Kweichow Moutai Co Ltd Class A	6,088,480
396,800	Marfrig Global Foods SA(a)	1,783,539
253,200	Nongfu Spring Co Ltd Class H(b)(c)	1,334,765
15,006	Osstem Implant Co Ltd	1,393,590
47,800	Pharmaron Beijing Co Ltd Class H(c)	574,861
54,380	Shanghai Bairun Investment Holding Group Co Ltd Class A	306,986
13,300	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	642,606
45,147	Shoprite Holdings Ltd	728,700
43,500	Sichuan Swellfun Co Ltd Class A	562,524
217,063	Sun Pharmaceutical Industries Ltd	2,612,600
57,800	WuXi AppTec Co Ltd Class H(c)	903,065
		54,788,393
Diversified — 0.10%
593,000	CITIC Ltd	655,971
Energy — 7.32%
9,856,000	China Petroleum & Chemical Corp Class H	4,897,671
765,134	Indian Oil Corp Ltd(a)	1,193,990
542,800	LONGi Green Energy Technology Co Ltd Class A	6,119,736
163,193	MOL Hungarian Oil & Gas PLC	1,433,877
334,855	Oil & Natural Gas Corp Ltd(a)	720,090
6,480,000	PetroChina Co Ltd(a)	3,290,653
699,673	Petroleo Brasileiro SA Sponsored ADR	10,355,160
43,516	Polski Koncern Naftowy ORLEN SA	780,916
167,000	PTT Exploration & Production PCL	760,917
503,564	Reliance Industries Ltd(a)	17,417,059
		46,970,069
Shares		Fair Value
Financial — 23.33%
43,626	360 DigiTech Inc ADR	$ 671,404
97,502	Absa Group Ltd	1,264,246
559,829	Abu Dhabi Commercial Bank PJSC	1,595,293
112,632	Al Rajhi Bank	4,807,560
1,250,524	Aldar Properties PJSC	1,674,024
513,420	Axis Bank Ltd(a)	5,111,550
177,000	Banco do Brasil SA(a)	1,286,313
109,100	Banco Santander Brasil SA	830,673
23,046	Bancolombia SA Sponsored ADR	983,142
201,500	Bangkok Bank PCL	825,574
14,699,000	Bank Central Asia Tbk PT	8,161,875
21,543,000	Bank Mandiri Persero Tbk PT	11,815,582
1,309,100	Bank Negara Indonesia Persero Tbk PT	747,948
751,453	Bank of Baroda(a)	1,096,228
1,355,700	Bank of Beijing Co Ltd Class A	976,463
18,119,000	Bank of China Ltd Class H	7,230,490
4,168,000	Bank of Communications(a)	2,983,942
3,212,700	Bank Rakyat Indonesia(a)	1,037,657
152,000	Chailease Holding Co Ltd	1,333,242
2,920,000	China Construction Bank Corp Class H	2,187,270
1,859,500	China Galaxy Securities Co Ltd Class H(a)	1,037,231
1,315,500	China Merchants Bank Co Ltd Class H	10,240,414
161,400	China Resources Mixc Lifestyle Services Ltd(b)(c)	789,974
999,800	China Taiping Insurance Holdings Co Ltd	1,212,732
18,182	Computer Age Management Services Ltd	551,796
1,073,000	Country Garden Services Holdings Co Ltd(b)	4,520,143
108,571	DGB Financial Group Inc(a)	829,812
485,512	Dubai Islamic Bank PJSC	813,071
153,963	FirstRand Ltd(b)	812,642
1,515,700	Greenland Holdings Corp Ltd Class A(a)	1,286,035
821,284	Grupo Financiero Banorte SAB de CV(b)	6,186,263
120,655	Hana Financial Group Inc	4,798,829
400,215	HDFC Bank Ltd	7,708,072
238,300	Hong Leong Financial Group Bhd	1,110,810
446,587	ICICI Bank Ltd	4,259,537
3,077,000	Industrial & Commercial Bank of China Ltd Class H	1,886,362
469,700	Industrial Securities Co Ltd Class A	565,863
377,400	Kasikornbank PCL NVDR	1,821,486
52,915	KB Financial Group Inc	2,651,776
329,600	Kiatnakin Phatra Bank PCL NVDR	680,974
132,951	Korean Reinsurance Co(a)	1,074,112
2,055,400	Krung Thai Bank PCL NVDR	848,578
975,830	Metropolitan Bank & Trust Co	1,072,350

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
640,500	New China Life Insurance Co Ltd Class H	$ 1,776,525
132,877	OTP Bank Nyrt(a)	4,820,515
3,835,000	People's Insurance Co Group of China Ltd Class H	1,251,260
2,204,000	PICC Property & Casualty Co Ltd Class H	2,244,324
1,211,500	Ping An Insurance Group Co of China Ltd Class H	8,469,675
1,142,700	Public Bank Bhd	1,267,576
1,841,182	Punjab National Bank(a)	846,130
196,042	Qatar Islamic Bank SAQ	1,283,350
45,013	Samsung Securities Co Ltd(a)	1,545,755
383,100	Siam Commercial Bank PCL NVDR(a)	1,306,386
794,000	SinoPac Financial Holdings Co Ltd(a)	507,805
708,608	State Bank of India	4,578,209
1,689,000	Taishin Financial Holding Co Ltd(a)	1,201,517
965,362	Turkiye Garanti Bankasi AS	802,727
194,319	Woori Financial Group Inc	2,435,536
1,350,480	Yuanta Financial Holding Co Ltd(a)	1,237,222
735,600	Yuexiu Property Co Ltd	727,952
		149,681,802
Industrial — 4.51%
21,000	Advanced Energy Solution Holding Co Ltd	916,536
222,600	Beijing New Building Materials PLC Class A	1,057,658
476,292	Bharat Electronics Ltd	1,317,518
2,249,000	China Railway Group Ltd Class H	1,252,629
116,377	Container Corp Of India Ltd	1,026,099
10,500	Contemporary Amperex Technology Co Ltd Class A	840,211
1,104,550	COSCO SHIPPING Holdings Co Ltd Class H(a)	1,899,105
335,000	Delta Electronics Inc(a)	3,106,029
147,000	E Ink Holdings Inc	934,744
290,000	Evergreen Marine Corp Taiwan Ltd(a)	1,347,967
205,893	Grupo Argos SA/Colombia	757,433
42,365	Hindustan Aeronautics Ltd	826,738
37,253	HMM Co Ltd(a)	887,425
80,300	Jiangsu Hengli Hydraulic Co Ltd Class A	655,692
326,000	Micro-Star International Co Ltd(a)	1,463,629
90,000	Nan Ya Printed Circuit Board Corp(a)	1,615,528
7,616	Samsung Electro-Mechanics Co Ltd(a)	1,025,456
1,749,200	Shanghai Construction Group Co Ltd Class A	897,061
70	Shenzhen Inovance Technology Co Ltd Class A	652,689
Shares		Fair Value
Industrial — (continued)
13,000	Silergy Corp	$ 1,524,260
57,700	Sunny Optical Technology Group Co Ltd	916,353
281,000	Unimicron Technology Corp(a)	2,395,089
147,800	Wan Hai Lines Ltd	809,408
196,000	Yang Ming Marine Transport Corp(a)	840,281
		28,965,538
Technology — 23.22%
17,000	ASPEED Technology Inc	1,913,672
19,164	Beijing Kingsoft Office Software Inc Class A	563,929
156,000	Bizlink Holding Inc	1,599,924
11,400	G-bits Network Technology Xiamen Co Ltd Class A	644,598
47,000	Global Unichip Corp(a)	817,280
114,241	HCL Technologies Ltd(a)	1,745,928
2,524,700	Inari Amertron Berhad(a)	1,826,362
228,910	Infosys Ltd Sponsored ADR	5,697,570
2,872,000	Lenovo Group Ltd(b)	3,111,113
469,000	Macronix International Co Ltd(a)	648,025
378,000	MediaTek Inc	11,763,563
1,943,000	Nanya Technology Corp	4,634,985
226,800	NetEase Inc	4,092,100
93,000	Novatek Microelectronics Corp(a)	1,367,446
11,000	Parade Technologies Ltd(a)	687,478
22,371	Persistent Systems Ltd	1,399,162
66,000	Realtek Semiconductor Corp	980,415
605,470	Samsung Electronics Co Ltd	34,646,780
907	Samsung Electronics Co Ltd GDR(c)	1,277,996
8,293	Silicon Motion Technology Corp ADR	554,138
124,314	SK Hynix Inc(a)	11,958,902
2,496,000	Taiwan Semiconductor Manufacturing Co Ltd	51,201,750
16,500	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1,720,290
32,265	Tata Consultancy Services Ltd(a)	1,585,676
476,000	United Microelectronics Corp(a)	874,138
668,000	Winbond Electronics Corp(a)	715,494
10,821	WNS Holdings Ltd ADR(a)	925,087
		148,953,801
Utilities — 1.24%
214,000	Beijing Enterprises(a)	675,365
633,000	China Longyuan Power Group Corp Ltd Class H	1,422,823
672,000	China Resources Power Holdings Co Ltd	1,250,614
49,600	ENN Energy Holdings Ltd	740,822
91,999	GAIL India Ltd GDR	1,133,851

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Utilities — (continued)
3,349,200	GD Power Development Co Ltd Class A	$ 1,322,932
487,146	Indian Energy Exchange Ltd(c)	1,433,282
		7,979,689
TOTAL COMMON STOCK — 96.44% (Cost $640,742,135)		$618,753,655
PREFERRED STOCK
Financial — 0.89%
1,224,400	Banco Bradesco SA	5,704,034
Utilities — 0.29%
344,300	Cia Energetica de Minas Gerais(a)	1,096,310
473,600	Cia Paranaense de Energia(a)	756,002
		1,852,312
TOTAL PREFERRED STOCK — 1.18% (Cost $6,641,774)		$7,556,346
WARRANTS
Consumer, Non-Cyclical — 0.10%
2,431	Kweichow Moutai Co Ltd(a)	654,915
TOTAL WARRANTS — 0.10% (Cost $737,688)		$654,915
GOVERNMENT MONEY MARKET MUTUAL FUNDS
576,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(d), 0.30%(e)	576,000
251,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(d), 0.23%(e)	251,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.13% (Cost $827,000)		$827,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.87%
$ 1,519,062	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $1,519,062 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(d)	$ 1,519,062
1,519,062	Undivided interest of 1.41% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $1,519,062 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(d)	1,519,062
1,011,936	Undivided interest of 11.87% in a repurchase agreement (principal amount/value $8,526,232 with a maturity value of $8,526,303) with Morgan Stanley & Co LLC, 0.30%, dated 3/31/22 to be repurchased at $1,011,936 on 4/1/22 collateralized by various U.S. Government Agency securities, 1.63% - 8.00%, 7/1/22 - 6/1/57, with a value of $8,696,757.(d)	1,011,936

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,519,061	Undivided interest of 3.58% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,519,061 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(d)	$ 1,519,061
TOTAL SHORT TERM INVESTMENTS — 0.87% (Cost $5,569,121)		$5,569,121
TOTAL INVESTMENTS — 98.72% (Cost $654,517,718)		$633,361,037
OTHER ASSETS & LIABILITIES, NET — 1.28%		$8,214,850
TOTAL NET ASSETS — 100.00%		$641,575,887
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Summary of Investments by Country as of March 31, 2022.
Country	Fair Value	Percentage of Fund Investments
China	$183,242,292	28.93%
Taiwan	97,030,602	15.32
India	88,319,491	13.94
South Korea	78,268,475	12.36
Brazil	28,984,207	4.58
Indonesia	28,742,993	4.54
Mexico	17,906,838	2.83
South Africa	17,339,630	2.74
Saudi Arabia	15,386,921	2.43
Hong Kong	12,379,371	1.95
United Kingdom	8,603,031	1.36
Argentina	8,322,792	1.31
Thailand	7,679,343	1.21
United States	7,083,599	1.12
Hungary	6,254,392	0.99
Malaysia	6,171,438	0.97
United Arab Emirates	5,813,098	0.92
Chile	3,869,400	0.61
Qatar	3,004,892	0.47
Philippines	2,770,871	0.44
Colombia	1,740,575	0.28
Turkey	1,439,737	0.23
Poland	1,353,705	0.21
Greece	998,428	0.16
Curacao	654,916	0.10
Total	$633,361,037	100.00%
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$91,088,146	$527,665,509	$—	$618,753,655
Preferred Stock	—	7,556,346	—	7,556,346
Warrants	—	654,915	—	654,915
Government Money Market Mutual Funds	827,000	—	—	827,000
Short Term Investments	—	5,569,121	—	5,569,121
Total Assets	$91,915,146	$541,445,891	$0	$633,361,037
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022